TYPE 13F-HR

PERIOD 09/28/01

FILER

CIK  0000860488

CCC  $tiyjp6u

SUBMISSION-CONTACT

NAME S. ZMACH

PHONE 415-956-0607

Attached Documents Page (3)

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 28, 2001
Check here if Amendment [  ];  Amendment Number: ________
This Amendment (Check only one.):  [  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	McKEE INVESTMENT MANAGEMENT CO., INC.

Address:  345 California Street Suite 1175
          San Francisco, CA  94104

Form 13F File Number:  28-2598

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:
Name:     Barry P. Julien

Title:    President

Phone:    415-956-0607

Signature, Place, and Date of Signing:

Barry P. Julien San Francisco, California October 26, 2001

Report Type  (Check only one.):

[ X ]   13F HOLDINGS REPORT.

[   ]   13F NOTICE.

[   ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total:  57

Form 13F Information Table Value Total:  $120,054

List of Other Included Managers:  None

FORM 13F INFORMATION TABLE
              Title of       Mkt Val   Shs/ SH/ Invt Other Voting Auth
Name of Issuer  Class CUSIP (x$1000) PR Amt PR Discr Mgrs Sole Sh None
AES CORP          COM 00130H105   712   55560 SH SOLE       0  0  55560
Ameren Corp.      COM 023608102  4224  110000 SH SOLE       0  0 110000
American Elec Pwr COM 025537101  4046   93600 SH SOLE       0  0  93600
Applied Materials COM 038222105   569   20000 SH SOLE       0  O  20000
Avaya, Inc.       COM 053499109     8     833 SH SOLE       0  0    833
CINergy           COM 172474108  3704  120000 SH SOLE       0  0 120000
Celera Genomics   COM 038020202   386   16000 SH SOLE       0  0  16000
CISCO Systems     COM 17275R102   487   40000 SH SOLE       0  0  40000
CMS Energy        COM 125986100  2392   85900 SH SOLE   85900  0     0
Conectiv Inc.     COM 206829103  2197   93500 SH SOLE       0  0  93500
Conectiv Class A  COM 206829202   120    6250 SH SOLE       0  0   6250
Consolidated Edis COM 209115104  2647   65000 SH SOLE       0  0  65000
Constellation Eng COM 210371100   605   25000 SH SOLE       0  0  25000
DQE, Inc.         COM 23329J104  1732   90000 SH SOLE       0  0  90000
Dominion Res      COM 25746U109  5229   88100 SH SOLE   26100  0  62000
Duke Energy       COM 264399106  5624  148575 SH SOLE   48575  0 100000
Dynegy            COM 26816Q101  1733   50000 SH SOLE       0  0  50000
Edison Int'l      COM 281020107  1013   77000 SH SOLE       0  0  77000
EMC Corporation   COM 268648102   353   30000 SH SOLE       0  0  30000
Energy East Corp. COM 29266M109   756   37600 SH SOLE       0  0  37600
Entergy Corp.     COM 29364G103  2667   75000 SH SOLE       0  0  75000
Exelon Corp       COM 30161N101  8398  188300 SH SOLE   88300  0 100000
FPL Group Inc.    COM 302571104  1874   35000 SH SOLE       0  0  35000
Ford Motor Co     COM 345370860   477   27481 SH SOLE       0  0  27481
Genuine Parts Co  COM 372460105   797   25000 SH SOLE       0  0  25000
GPU Inc.          COM 36225X100  5298  131275 SH SOLE   71275  0  60000
Gillette Company  COM 375766102   298   10000 SH SOLE       0  0  10000
Hawaiian Elect    COM 419870100  2925   75000 SH SOLE       0  0  75000
Kansas City P&L   COM 485134100  3529  135250 SH SOLE   48450  0  86800
Lucent Technolog  COM 549463107   344   60000 SH SOLE       0  0  60000
MCI-WorldCom Gr   COM 98157D304   609   40000 SH SOLE       0  0  40000
Mirant            COM 549463107   871   39761 SH SOLE       0  0  39761
NiSOURCE          COM 65473P105  5644  242125 SH SOLE   92125  0 150000
Northeast Utiliti COM 664397106   375   20000 SH SOLE       0  0  20000
PG&E Corporation  COM 69331C108  2128  140000 SH SOLE       0  0 140000
PP&L Resources    COM 693499105   649   19903 SH SOLE       0  0  19903
Pinnacle West Cap COM 723484101    32     800 SH SOLE       0  0    800
Progress Energy   COM 743263105  1720   40000 SH SOLE       0  0  40000
Public Svc Enterp COM 744573106  1915   45000 SH SOLE       0  0  45000
Philip Morris Cos COM 718154107  6519  135000 SH SOLE       0  0 135000
Qwest Commun      COM 749121109  1357   81278 SH SOLE       0  0  81278
Reliant Energy    COM 75952J108  1437   54600 SH SOLE       0  0  54600
SCANA Corp        COM 805898103   480   18931 SH SOLE       0  0  18931
Sempra Energy     COM 816851109  2351   95000 SH SOLE       0  0  95000
Southern Company  COM 842587107  5206  217100 SH SOLE   67100  0 150000
Sun Microsystems  COM 866810104   414   50000 SH SOLE       0  0  50000
TECO Energy       COM 872375100  3358  123925 SH SOLE   53925  0  70000
TXU Corp          COM 882848104  5729  123675 SH SOLE   63675  0  60000
Texas Instruments COM 882508104   250   10000 SH SOLE       0  0  10000
Unisource Energy  COM 909205106    45    3200 SH SOLE       0  0   3200
UtiliCorp United  COM 918005109  2521   90000 SH SOLE       0  0  90000
Vectren Corp      COM 92240G101   398   17771 SH SOLE       0  0  17771
Verizon Commun    COM 92343V104   660   12200 SH SOLE       0  0  12200
Visteon           COM 92839U107    17    1309 SH SOLE       0  0   1309
Wisconsin Energy  COM 976657106  3150  140000 SH SOLE       0  0 140000
WPS Resources     COM 92931B106  1720   50000 SH SOLE       0  0  50000
Xcel Energy       COM 98389B100  6032  214265 SH SOLE   91265  0 123000


AGGREGATE TOTAL                120054 4041067

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